FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis for Each of Hierarchy Levels (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 60.7
Derivative assets	144.2	$ 91.7
Derivatives liabilities	148.4	212.3
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	144.2	91.7
Derivatives liabilities	148.4	212.3
Money market fund	9.9	6.7
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Derivatives liabilities	0.0	0.0
Money market fund	9.9	6.7
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	144.2	91.7
Derivatives liabilities	148.4	212.3
Money market fund	$ 0.0	$ 0.0